NATHANIEL SEGAL ATTORNEY AT LAW nsegal@vedderprice.com	222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES

May 16, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen New Jersey Dividend Advantage Municipal Fund (the “Registrant”);
File No. 811-09455

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (the “Pre-Effective Amendment”) relating to the issuance of common shares and MuniFund Term Preferred Shares (“MTP Shares”) in connection with the reorganizations of Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc. and Nuveen New Jersey Dividend Advantage Municipal Fund 2 (each, a “Target Fund” and together with the Registrant, the “Funds” and each, a “Fund”) into the Registrant (the “Reorganizations”).

The Pre-Effective Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on February 26, 2014 (the “Registration Statement”), in response to comments provided telephonically by the staff of the Securities and Exchange Commission to Vedder Price P.C. on March 28, 2014, as addressed in separate correspondence to the staff dated May 16, 2014. In addition, the Registrant notes that additional proposals have been added to the Pre-Effective Amendment concerning: (i) the annual election of directors/trustees; and (ii) the approval of advisory and sub-advisory agreements relating to each Fund in connection with the recently announced transaction pursuant to which TIAA-CREF intends to acquire Nuveen Investments, Inc. (the “Transaction”). The proposals relating to the Transaction in the Pre-Effective Amendment are substantially identical to a uniform set of Transaction proposals included in proxy statements and registration statements for other funds in the Nuveen complex, many of which are being filed today or shortly hereafter. By separate correspondence, we will provide additional information regarding any variances from the model language for these proposals.

In view of the revisions made to the Registration Statement for the purposes described above, the Registrant is filing the Pre-Effective Amendment at this time to provide the staff of the Securities and Exchange Commission with sufficient time to review the various revisions. The Registrant intends on filing a second pre-effective amendment to make immaterial edits, file additional exhibits required by the form and, as appropriate, to respond to any comments the staff may have on the Pre-Effective Amendment filed herewith.

Please contact the undersigned at (312) 609-7747 if you have questions or comments regarding the filing.

Very truly yours,

/s/Nathaniel Segal